Form N-1A Cover	Jan. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2024
Prospectus Date	May 31, 2024